Gain on Disposal of Subsidiaries and Other Assets, Net - consideration for financial performance (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration						$ 50,000
Gain on disposal of subsidary		$ (176)	$ (144)	$ 450	$ (321)
Kort Payments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration		1,948		1,948		$ 1,948
Contingent consideration	[1]	4,138		4,138
Total consideration		$ 6,086		6,086
Assets disposed	[2]			5,347
Gain on disposal of subsidary				$ 739

[1]	The contingent consideration receivable arising from disposals of subsidiaries and other assets is recognized at fair value on the disposal date using a discounted cash flow methodology (a Level 3 measurement) and will be revalued each reporting period. The contingent consideration to be received is based on the future performance of the disposed business.
[2]	Assets disposed include software development costs, property, plant and equipment and goodwill.